Employee Benefit Plans (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Sep. 30, 2012
Summary of fair values and allocations of pension plan assets
Market Value	$ 983	$ 990
Percent of Plan Assets	100.00%
Cash and equivalents [Member]
Summary of fair values and allocations of pension plan assets
Market Value	10
Percent of Plan Assets	1.00%
Bond Funds [Member]
Summary of fair values and allocations of pension plan assets
Market Value	355
Percent of Plan Assets	36.00%
Mutual Funds [Member]
Summary of fair values and allocations of pension plan assets
Market Value	$ 618
Percent of Plan Assets	63.00%